RELATED PARTY TRANSACTIONS (Details)	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($)	Jun. 30, 2015 shares	Mar. 31, 2015 USD ($)	Jun. 30, 2019 USD ($) vessel Rate	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel Rate shares	Sep. 30, 2018 Rate	Feb. 13, 2018 USD ($) Rate	Jun. 30, 2017 USD ($)
Amounts due from and to related parties [Abstract]
Due from related parties				$ 15,970,000		$ 41,771,000
Loans to related parties - associated companies, long-term				312,660,000		310,144,000
Loans to related parties - others, long-term				14,629,000		15,616,000
Due to related parties				816,000		1,349,000
Related party leasing and service contracts [Abstract]
Termination fee	$ 4,400,000					3,400,000
Profit sharing revenues				1,547,000	$ 0	1,779,000
Leasing revenues earned from related parties [Abstract]
Direct financing lease interest income				1,932,000	5,986,000	9,623,000
Finance lease service revenue				4,887,000	13,428,000	22,095,000
Vessel Management Fees				16,453,000	24,847,000	45,266,000
Administration Services Fees				894,000	495,000	1,072,000
Related party loans [Abstract]
Initial face value								$ 8,900,000
Dividend income from related parties				2,164,000	0	0
Fair value				115,558,000		87,174,000
Proceeds from Sale of Available-for-sale Securities						45,600,000
Debt and Equity Securities, Realized Gain (Loss)				$ 0	0	$ 13,477,000
Frontline Ltd [Member]
Related party leasing and service contracts [Abstract]
Issued share capital (percent) | Rate				6.43%		6.48%
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term				$ 121,000,000		$ 121,000,000
Related party loans [Abstract]
Loans advanced to related parties				125,000,000
Net outstanding loan balance				121,000,000.0
Accrued interest on loan notes receivable with related parties				2,700,000		5,400,000			$ 2,700,000
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term				111,660,000		109,144,000
Related party loans [Abstract]
Loans advanced to related parties				145,000,000
Net outstanding loan balance				111,700,000
Accrued interest on loan notes receivable with related parties				2,500,000		5,100,000			2,500,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term				80,000,000		80,000,000
Related party loans [Abstract]
Loans advanced to related parties				145,000,000
Net outstanding loan balance				80,000,000.0
Accrued interest on loan notes receivable with related parties				1,800,000		3,600,000			$ 1,800,000
Frontline [Member]
Related party loans [Abstract]
Dividend income from related parties				0	0	0
ADS [Member]
Related party loans [Abstract]
Dividend income from related parties				$ 200,000		0
Equity Method Investment, Ownership Percentage | Rate				17.00%
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				$ 9,332,000		8,430,000
Due from Related Parties, Noncurrent				10,183,000		11,170,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				4,670,000		21,718,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				1,672,000		10,125,000
Seadrill [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				52,000		223,000
Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Due to related parties				$ 0		$ 91,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as operating leases | vessel						8
Profit share on charter revenues (percent) | Rate				33.00%
Profit sharing revenues				$ 0	0	$ 200,000
Leasing revenues earned from related parties [Abstract]
Vessel Management Fees				10,136,000	10,136,000	20,440,000
Operating Management Fees				443,000	360,000	793,000
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				2,000		50,000
Due to related parties				7,000		8,000
Frontline Charterers [Member]
Amounts due from and to related parties [Abstract]
Due from related parties				242,000		1,225,000
Due to related parties				$ 287,000		$ 1,125,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel				3		3
Leasing revenues earned from related parties [Abstract]
Vessel Management Fees				$ 5,873,000	14,351,000	$ 24,033,000
Commissions and Brokerage				167,000	132,000	287,000
Administration Services Fees				162,000	161,000	323,000
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties				64,000		125,000
Seatankers [Member]
Amounts due from and to related parties [Abstract]
Due to related parties				458,000		0
Leasing revenues earned from related parties [Abstract]
Administration Services Fees				458,000	145,000	290,000
Frontline Charterers and Deep Sea [Member]
Related party leasing and service contracts [Abstract]
Combined balance of net investments in direct financing leases				111,300,000		115,000,000.0
Combined balance of net investments in direct financing leases, short-term maturities				8,100,000		8,000,000.0
Frontline Shipping [Member]
Amounts due from and to related parties [Abstract]
Due from Related Parties, Noncurrent				$ 4,446,000		4,446,000
Related party leasing and service contracts [Abstract]
Termination fee	$ 4,400,000
Receivable, Interest Rate, Stated Percentage | Rate								7.50%
Profit share on charter revenues (percent) | Rate				50.00%
Frontline Charterers, Deep Sea and UFC [Member]
Related party leasing and service contracts [Abstract]
Vessels and equipment, net				$ 209,700,000		217,700,000
Profit sharing revenues				1,547,000	0	1,779,000
Leasing revenues earned from related parties [Abstract]
Operating lease income				25,752,000	26,498,000	53,258,000
Direct financing lease interest income				1,932,000	5,986,000	9,623,000
Finance lease service revenue				4,887,000	13,428,000	22,095,000
Direct financing lease repayments				3,981,000	10,247,000	16,802,000
Frontline Shipping and Frontline Shipping II [Member]
Related party leasing and service contracts [Abstract]
Profit share income from July 1 2015 onwards			$ 1,500,000	1,500,000	0
Frontline reverse stock split [Member]
Related party leasing and service contracts [Abstract]
Ordinary shares in Frontline (shares) | shares		11,000,000
Seatankers Management AS [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities				52,000	55,000	108,000
Frontline Corporate Services [Member]
Leasing revenues earned from related parties [Abstract]
Administration Services Fees				120,000	61,000	166,000
Frontline Management AS [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities				102,000	73,000	185,000
NorAm Drilling [Member]
Related party loans [Abstract]
Interest income on holding of investments in secured notes				200,000	300,000	500,000
Golden Close [Member]
Related party loans [Abstract]
Dividend income from related parties				2,000,000.0
Interest income on holding of investments in secured notes						200,000
Front Circassia [Member] | Frontline Shipping [Member]
Related party loans [Abstract]
Interest income				400,000	0	500,000
Front Page, Front Stratus, Front Serenade [Member] | Frontline [Member]
Related party leasing and service contracts [Abstract]
Receivable, Interest Rate, Stated Percentage | Rate							7.50%
Related party loans [Abstract]
Interest income				400,000	0	$ 300,000
Front Ariake [Member] | Frontline [Member]
Related party leasing and service contracts [Abstract]
Receivable, Interest Rate, Stated Percentage | Rate						7.50%
Related party loans [Abstract]
Interest income				100,000	$ 0	$ 100,000
Common Stock, ADS [Member]
Related party loans [Abstract]
Fair value				9,200,000		$ 9,200,000
Common Stock, ADS [Member] | ADS [Member]
Related party leasing and service contracts [Abstract]
Ordinary shares in Frontline (shares) | shares						4,031,800
Payments to Acquire Marketable Securities						$ 10,000,000.0
Corporate Bond Securities_NorAm Drilling [Member]
Related party loans [Abstract]
Debt Securities, Available-for-sale, Sold at Par Value				300,000
Fair value				$ 4,900,000		$ 5,192,000